Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Restricted cash	$ 301	$ 330
Allowance for doubtful accounts	80	87
Regulatory assets current	448	564
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares outstanding	456,670,424	430,718,293
Pacific Gas And Electric Company [Member]
Restricted cash	301	330
Allowance for doubtful accounts	80	87
Regulatory assets current	$ 448	$ 564
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares outstanding	264,374,809	264,374,809